NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	424,765,621	334,805,121
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	57,125,890	70,439,657
Options to restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	241,359,368	243,308,335
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	42,084,399	3,269,801
Warrant | Ordinary share warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	24,195,964	17,787,328
Redeemable convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	60,000,000	0